INVENTORY (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Exploration and Evaluation [Line Items]
Ore in stockpiles and on leach pads	$ 12,492	$ 22,477
Work-in-process	3,059	3,523
Finished goods	984	0
Total inventory	16,535	26,000
Cost of inventories recognised as expense during period	28,900	0
Ruby Hill And Lone Tree
Exploration and Evaluation [Line Items]
Inventory write-down	$ 6,400	$ 0